UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  				[ ] is a restatement.
                                   				[ ] adds new holding entries.
Institutional Investment Manager Filing this Report:

					Name:     			Rock Point Advisors, LLC
					Address:  			1 Lawson Lane
									P.O. Box 700
									Burlington, VT 05402
					Form 13F File Number:  	28-11103

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     				Evan I. Pemberton
Title:    				Chief Compliance Officer
Phone:    				802-864-2266
Signature, 				Place, 				and Date of Signing:
Evan I. Pemberton		        Burlington, VT			08-12-2010
Report type (Check only one.):
					[x]  13F HOLDINGS REPORT.
					[ ]  13F NOTICE.
					[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: none

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      	NONE
Form 13F Information Table Entry Total: 	84
Form 13F Information Table Value Total: 	140,742

List of Other Included Managers: 		NONE

	FORM 13F INFORMATION TABLE
										  VALUE				INVESTMENT	   	 VOTING AUTHORITY
	NAME OF ISSUER			TITLE OF CLASS		CUSIP		(x$1000)     	SHRS		DISCRETION	  SOLE	    SHARED	 NONE
--------------------------------	----------------	-----------	----------- 	--------	----------	--------   ----------	--------

ABB Ltd ADR				SPONSORED ADR		000375204	2591		149925		SOLE		140145			9780
Accenture				SHS CLASS A 		G1151C101	4221		109220		SOLE		101455			7765
AES					COM			00130H105	595		64438		SOLE		57455			6983
Agco					COM			001084102	1464		54280		SOLE		50795			3485
Ameron International			COM			030710107	4121		68312		SOLE		63085			5227
Anadarko Petroleum			COM			032511107	1369		37945		SOLE		36185			1760
Annaly Capital Mgmt			COM			035710409	4232		246740		SOLE		230480			16260
Arena Pharmaceuticals			COM			040047102	409		133200		SOLE		124200			9000
Bank of America				COM			060505104	2784		193750		SOLE		180040			13710
Barrick Gold				COM			067901108	1534		33785		SOLE		33400			385
Bladex					SHS E			P16994132	1211		96980		SOLE		90880			6100
Chart Industries			COM PAR $0.01		16115Q308	968		62110		SOLE		59960			2150
ChevronTexaco				COM			166764100	1090		16058		SOLE		16058			0
Chiquita Banana				COM			170032809	2393		196990		SOLE		181595			15395
Covidien				SHS			G2554F105	2798		69631		SOLE		65016			4615
Deere					COM			244199105	1373		24650		SOLE		23610			1040
Devon Energy				COM			25179M103	3393		55693		SOLE		52351			3342
Dominion Resources			COM			25746U109	232		6000		SOLE		6000			0
DuPont					COM			263534109	213		6161		SOLE		5661			500
Eastman Chemical			COM			277432100	221		4133		SOLE		4133			0
Eaton Vance Floating Rate		COM			278279104	237		16400		SOLE		15600			800
Ecolab					COM			278865100	472		10514		SOLE		10514			0
Eldorado Gold				COM			284902103	216		12000		SOLE		12000			0
Emerson Electric			COM			291011104	298		6811		SOLE		6811			0
Esco Technologies			COM			296315104	728		28280		SOLE		26305			1975
Exxon Mobil				COM			30231G102	1465		25667		SOLE		21924			3743
Flow International			COM			343468104	1099		465830		SOLE		439930			25900
Fluor Corporation			COM			343412102	2500		58820		SOLE		54495			4325
General Electric			COM			369604103	701		48609		SOLE		43492			5117
General Mills				COM			370334104	906		25500		SOLE		25500			0
Goldcorp				COM			380956409	263		6000		SOLE		6000			0
Green Mountain Coffee			COM			393122106	1761		68510		SOLE		62010			6500
H&Q Life Sciences			SH BEN INT		404053100	636		72409		SOLE		67316			5093
Headwaters				COM			42210P102	889		312900		SOLE		290280			22620
Hugoton Royalty Trust			UNIT BEN INT		444717102	2145		113020		SOLE		103610			9410
International Business Machine		COM			459200101	462		3739		SOLE		3473			266
IRSA Investments and Represent		GLOBL DEP RCPT		450047204	1031		98740		SOLE		94015			4725
iShares Barclays TIPS			BARCLYS TIPS BD		464287176	2400		22445		SOLE		21465			980
J. M. Smucker				COM NEW			832696405	271		4499		SOLE		4190			309
Japan Smaller Cap Fund			JAPAN SMALLER CAPTLZTN 	47109U104	310		37150		SOLE		32300			4850
Johnson & Johnson			COM			478160104	3653		61850		SOLE		56785			5065
Kadant					COM			48282T104	293		16842		SOLE		14792			2050
Kinross Gold				COM NO PAR		496902404	3828		223995		SOLE		211035			12960
Kroger					COM			501044101	2657		134940		SOLE		124705			10235
Ladenburg Thalmann Financial S		COM			50575Q102	38		30000		SOLE		30000			0
Layne Christensen			COM			521050104	3532		145515		SOLE		135910			9605
LSB Industries				COM			502160104	4239		318455		SOLE		298040			20415
Martek					COM			572901106	4095		172705		SOLE		160520			12185
Merck					COM			58933Y105	219		6251		SOLE		6073			178
Metabolix				COM			591018809	3555		248446		SOLE		231806			16640
Met-Pro					COM			590876306	658		61134		SOLE		58319			2815
MFS Charter Income Trust		SH BEN INT		552727109	150		16400		SOLE		14400			2000
MFS Multi Market Income			SH BEN INT		552737108	220		33602		SOLE		33602			0
Microsoft				COM			594918104	3285		142768		SOLE		131531			11237
National Oilwell Varco			COM			637071101	3308		100045		SOLE		2830			7215
Newmont Mining				COM			651639106	1582		25620		SOLE		24535			1085
Northgate Minerals			COM			666416102	45		15000		SOLE		15000			0
NorthWestern Energy			COM NEW			668074305	2588		98770		SOLE		90925			7845
NTT Docomo				SPONS ADR		62942M201	3127		207365		SOLE		192045			15320
Nuance Communications			COM			67020Y100	2460		164527		SOLE		152547			11980
Nuveen Performance Plus			COM			67062P108	161		11000		SOLE		11000			0
PDL Biopharma				COM			69329Y104	84		14900		SOLE		13400			1500
Pearson Plc				SPONSORED ADR		705015105	1847		140430		SOLE		130640			9790
Penn West Energy Trust			TR UNIT			707885109	996		52350		SOLE		48850			3500
People's United Financial		COM			712704105	1517		112375		SOLE		102765			9610
Pepsico					COM			713448108	282		4621		SOLE		4371			250
Philip Morris Intl Inc			COM			718172109	377		8217		SOLE		8217			0
Pike Electric				COM			721283109	2514		266865		SOLE		249895			16970
Platinum Group Metals			COM NEW			72765Q205	32		18800		SOLE		18800			0
Procter & Gamble			COM			742718109	1601		26693		SOLE		24408			2285
Rock of Ages				CL A			772632105	97		24789		SOLE		24789			0
Streetracks Gold Trust			GOLD SHS		78463V107	2455		20175		SOLE		19225			950
Stryker					COM			863667101	3580		71515		SOLE		65730			5785
SunOpta					COM			8676EP108	4343		991520		SOLE		926270			65250
Symantec				COM			871503108	2684		193388		SOLE		179398			13990
Telvent GIT S.A.			SHS			E90215109	1514		90663		SOLE		83968			6695
Templeton Global Income			COM			880198106	2066		214335		SOLE		200769			13567
TJX Companies				COM			872540109	2192		52258		SOLE		48578			3680
Vanguard Intermediate-Term Bon		INTERMED TERM		921937819	277		3315		SOLE		2890			425
Vanguard Short-Term Bond		SHORT TRM BOND		921937827	1206		14885		SOLE		13860			1025
Veolia Environnement			SPONSORED ADR		92334N103	1170		50060		SOLE		47035			3025
Vodafone Plc ADR			SPONS ADR NEW		92857W209	3013		145750		SOLE		135494			10256
W. P. Carey				COM			92930Y107	5352		193625		SOLE		181180			12445
Williams				COM			969457100	1848		101114		SOLE		93154			7960


